Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Final dividends [member]	Interim dividends [member]	Share capital [member]	Capital surplus [member]	Hybrid bonds [member]	Reserves [member]	Treasury shares [member]	Retained earnings [member]	Retained earnings [member] Final dividends [member]	Retained earnings [member] Interim dividends [member]	Attributable to owners of the controlling company [member]	Attributable to owners of the controlling company [member] Final dividends [member]	Attributable to owners of the controlling company [member] Interim dividends [member]	Non-controlling interests [member]	Non-controlling interests [member] Final dividends [member]
Beginning balance at Dec. 31, 2015	₩ 45,013,201			₩ 482,403	₩ 1,393,079	₩ 996,919	₩ (594,756)	₩ (1,533,898)	₩ 40,461,496			₩ 41,205,243			₩ 3,807,958
Comprehensive income (loss):
Profit	1,032,065								1,354,807			1,354,807			(322,742)
Other comprehensive income (loss)
Remeasurements of defined benefit plans, net of tax	20,540								9,787			9,787			10,753
Capital adjustment arising from investments in equity-accounted investees, net of tax	134,590						124,626					124,626			9,964
Net changes in the unrealized fair value of available-for-sale investments, net of tax	310,608						314,428					314,428			(3,820)
Foreign currency translation differences, net of tax	(11,491)						10,382					10,382			(21,873)
Total comprehensive income	1,486,312						449,436		1,364,594			1,814,030			(327,718)
Transactions with owners of the controlling company, recognized directly in equity:
Dividends		₩ (530,307)	₩ (179,992)							₩ (479,974)	₩ (179,992)		₩ (479,974)	₩ (179,992)		₩ (50,333)
Changes in subsidiaries	49,250														49,250
Changes in ownership interests in subsidiaries	(7,894)				8,650							8,650			(16,544)
Interest of hybrid bonds	(68,085)								(43,832)			(43,832)			(24,253)
Disposal of treasury shares	462				32			430				462
Others	2,322				5,486		1,335		3,420			10,241			(7,919)
Total transactions with owners of the controlling company	(734,244)				14,168		1,335	430	(700,378)			(684,445)			(49,799)
Ending balance at Dec. 31, 2016	45,765,269			482,403	1,407,247	996,919	(143,985)	(1,533,468)	41,125,712			42,334,828			3,430,441
Comprehensive income (loss):
Profit	2,909,311								2,756,230			2,756,230			153,081
Other comprehensive income (loss)
Remeasurements of defined benefit plans, net of tax	(47,543)								(38,043)			(38,043)			(9,500)
Capital adjustment arising from investments in equity-accounted investees, net of tax	(217,388)						(214,794)					(214,794)			(2,594)
Net changes in the unrealized fair value of available-for-sale investments, net of tax	(31,389)						(45,953)					(45,953)			14,564
Foreign currency translation differences, net of tax	(264,695)						(272,902)					(272,902)			8,207
Gain or losses on valuation of derivatives, net of tax	(143)						(136)					(136)			(7)
Total comprehensive income	2,348,153						(533,785)		2,718,187			2,184,402			163,751
Transactions with owners of the controlling company, recognized directly in equity:
Dividends		(502,896)	(359,993)							(459,987)	(359,993)		(459,987)	(359,993)		(42,909)
Changes in subsidiaries	(7,151)														(7,151)
Changes in ownership interests in subsidiaries	163,707				16,287							16,287			147,420
Interest of hybrid bonds	(67,787)								(43,600)			(43,600)			(24,187)
Disposal of treasury shares	540				126			414				540
Others	(13,117)				(1,639)		(4,786)		(5,661)			(12,086)			(1,031)
Total transactions with owners of the controlling company	(786,697)				14,774		(4,786)	414	(869,241)			(858,839)			72,142
Ending balance (Adjusted balance [member]) at Dec. 31, 2017	47,110,638			482,403	1,422,021	996,919	(1,181,073)	(1,533,054)	43,350,819			43,538,035			3,572,603
Ending balance at Dec. 31, 2017	47,326,725			482,403	1,422,021	996,919	(682,556)	(1,533,054)	42,974,658			43,660,391			3,666,334
Adjustment on initial application of IFRS No. 15, net of tax	(129,883)								(70,906)			(70,906)			(58,977)
Adjustment on initial application of IFRS No. 9, net of tax	(86,204)						(498,517)		447,067			(51,450)			(34,754)
Comprehensive income (loss):
Profit	1,932,386								1,711,902			1,711,902			220,484
Other comprehensive income (loss)
Remeasurements of defined benefit plans, net of tax	(173,489)								(145,488)			(145,488)			(28,001)
Capital adjustment arising from investments in equity-accounted investees, net of tax	(62,732)						(76,587)					(76,587)			13,855
Net changes in fair value of equity investments at fair value through other comprehensive income, net of tax	(149,188)						(104,293)		(46,883)			(151,176)			1,988
Foreign currency translation differences, net of tax	(42,908)						(45,650)					(45,650)			2,742
Gain or losses on valuation of derivatives, net of tax	(212)						(216)					(216)			4
Total comprehensive income	1,503,857						(226,746)		1,519,531			1,292,785			211,072
Transactions with owners of the controlling company, recognized directly in equity:
Dividends		₩ (334,239)	₩ (400,003)							₩ (279,999)	₩ (400,003)		₩ (279,999)	₩ (400,003)		₩ (54,240)
Changes in subsidiaries	(2,092)														(2,092)
Changes in ownership interests in subsidiaries	(2,151)				(1,497)							(1,497)			(654)
Repayment of hybrid bonds	(1,159,322)				(2,769)	(797,535)						(800,304)			(359,018)
Interest of hybrid bonds	(42,891)								(24,443)			(24,443)			(18,448)
Disposal of treasury shares	459				133			326				459
Others	(1,642)				2,119		3,451		(5,246)			324			(1,966)
Total transactions with owners of the controlling company	(1,941,881)				(2,014)	(797,535)	3,451	326	(709,691)			(1,505,463)			(436,418)
Ending balance at Dec. 31, 2018	₩ 46,672,614			₩ 482,403	₩ 1,420,007	₩ 199,384	₩ (1,404,368)	₩ (1,532,728)	₩ 44,160,659			₩ 43,325,357			₩ 3,347,257